Significant Subsidiaries	12 Months Ended
Dec. 31, 2024
Significant Subsidiaries
Significant Subsidiaries

Note 27. Significant Subsidiaries

A subsidiary is an entity that is controlled by Scully. The following table shows the Company’s direct and indirect significant subsidiaries as at December 31, 2024. The table excludes subsidiaries which only hold intercompany assets and liabilities and do not have an active business as well as subsidiaries whose results and net assets did not materially impact the consolidated results and net assets of the Group.

	Country of	Proportion of
Subsidiaries	Incorporation	Interest

Merkanti Holding plc.	Malta	99.96%
1178936 B.C. Ltd.	Canada	100%

As at December 31, 2024, the Group controlled entities in which the Group held more than 50% of the voting rights and did not control any entities in which the Group held 50% or less of the voting rights. The Group’s proportional voting interests in the subsidiaries are identical to its proportional beneficial interests except as described above.

As at December 31, 2024, none of the non-controlling interests are material to the Group. As at December 31, 2024, there were no significant restrictions (statutory, contractual and regulatory restrictions, including protective rights of non-controlling interests) on Scully’s ability to access or use the assets and settle the liabilities of the Group except for amounts presented as restricted cash. See “Currency Risk” in Note 25.